Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		$ 376,778
Balance		1,641	$ 376,778
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		433,643	191,237
Acquisitions as part of business combinations		491	232,249
Acquisitions - self development		10,459	9,469
Disposals		(82)	(153)
Reclassification			(161)
Sale of subsidiaries		(422,500)
Translation differences		1,565	1,002
Balance		23,576	433,643
Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		56,865	43,993
Amortization for the year		12,922	13,002
Disposals		25	(153)
Sale of subsidiaries	[1]	(47,930)
Translation differences		53	23
Balance		21,935	56,865
Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		376,778	147,244
Balance		376,778	376,778
Goodwill [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment		7,000
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		117,550	79,581
Acquisitions as part of business combinations		296	37,102
Acquisitions - self development
Disposals
Reclassification
Sale of subsidiaries		(97,167)
Translation differences		1,235	867
Balance		21,914	117,550
Goodwill [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		21,455	21,455
Amortization for the year
Disposals
Sale of subsidiaries	[1]
Translation differences
Balance		21,455	21,455
Goodwill [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		96,095	58,126
Balance		96,095	96,095
Concessions licenses [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		189,351
Acquisitions as part of business combinations			189,351
Acquisitions - self development
Disposals
Reclassification
Sale of subsidiaries		(189,351)
Translation differences
Balance			189,351
Concessions licenses [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		5,434
Amortization for the year		5,759	5,434
Disposals
Sale of subsidiaries	[1]	(11,193)
Translation differences
Balance			5,434
Concessions licenses [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		183,917
Balance		183,917	183,917
Customer relationships [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		41,074	41,074
Acquisitions as part of business combinations
Acquisitions - self development
Disposals
Reclassification
Sale of subsidiaries		(41,074)
Translation differences
Balance			41,074
Customer relationships [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		20,942	16,888
Amortization for the year		3,970	4,054
Disposals
Sale of subsidiaries	[1]	(24,912)
Translation differences
Balance			20,942
Customer relationships [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		20,132	24,186
Balance		20,132	20,132
Software costs [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		1,771	1,776
Acquisitions as part of business combinations		195
Acquisitions - self development		179	138
Disposals			(153)
Reclassification
Sale of subsidiaries		(1,066)
Translation differences		74	10
Balance		1,153	1,771
Software costs [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		1,015	937
Amortization for the year		209	227
Disposals		25	(153)
Sale of subsidiaries	[1]	(804)
Translation differences			4
Balance		445	1,015
Software costs [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		756	839
Balance		756	756
Others [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment		3,000
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		83,897	68,806
Acquisitions as part of business combinations			5,796
Acquisitions - self development		10,280	9,331
Disposals		(82)
Reclassification			(161)
Sale of subsidiaries		(93,842)
Translation differences		256	125
Balance		509	83,897
Others [Member] | Amortization and impairment [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		8,019	4,713
Amortization for the year		2,984	3,287
Disposals
Sale of subsidiaries	[1]	(11,021)
Translation differences		53	19
Balance		35	8,019
Others [Member] | Carrying values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		75,878	64,093
Balance		$ 75,878	$ 75,878

[1]	This amount includes impairment as a result of the sale of Colombian assets. The Company recorded the impairment in cost of sales of $ 10 million ($3 million in Others and $7 million in Goodwill).